Document and Entity Information	Dec. 12, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 12, 2023
Entity Registrant Name	AMGEN INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address Address Line 1	One Amgen Center Drive
Entity Address City Or Town	Thousand Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91320-1799
City Area Code	805
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000318154
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ
2.00% Senior Notes Due 2026 [Member]
Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes Due 2026
Trading Symbol	AMGN26
Security Exchange Name	NASDAQ